Details of Significant Accounts (Details) - Schedule of Employee Benefit Expense - TWD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Details of Significant Accounts (Details) - Schedule of Employee Benefit Expense [Line Items]
Operating Cost	$ 9,183	$ 9,399
Operating Expense	21,628	14,071
Total	30,811	23,470
Wages and salaries [member]
Details of Significant Accounts (Details) - Schedule of Employee Benefit Expense [Line Items]
Operating Cost	7,557	7,692
Operating Expense	18,872	10,803
Total	26,429	18,495
Employee stock options [member]
Details of Significant Accounts (Details) - Schedule of Employee Benefit Expense [Line Items]
Operating Cost	829	872
Operating Expense	1,459	1,099
Total	2,288	1,971
Pension costs [member]
Details of Significant Accounts (Details) - Schedule of Employee Benefit Expense [Line Items]
Operating Cost	413	426
Operating Expense	811	599
Total	1,224	1,025
Other personnel expenses [member]
Details of Significant Accounts (Details) - Schedule of Employee Benefit Expense [Line Items]
Operating Cost	384	409
Operating Expense	486	1,570
Total	$ 870	$ 1,979